SHAREHOLDERS' EQUITY, Summary of Activity under 2024 Plan (Details) - USD ($)		12 Months Ended
	Nov. 18, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Income tax benefit from stock-based compensation arrangements		$ 0	$ 0	$ 0
2024 Global Equity Incentive Plan [Member]
Share-Based Payment Arrangement [Abstract]
Share-based compensation expense		7,100,000	$ 8,800,000	$ 0
Unrecognized employee stock-based compensation expense		$ 520,000
Weighted-average period over which unrecognized compensation is expected to be recognized		4 months 17 days
Restricted Shares [Member] | 2024 Global Equity Incentive Plan [Member]
Number of restricted shares [Abstract]
Beginning balance (in shares)		3,974,826
Granted (in shares)	814,005	0
Vested (in shares)		(3,171,630)
Ending balance (in shares)		803,196	3,974,826
Exercisable or convertible, end of year (in shares)		0
Weighted average grant date fair value [Abstract]
Beginning balance (in dollars per share)		$ 3.23
Granted (in dollars per share)		0
Vested (in dollars per share)		3.22
Ending balance (in dollars per share)		3.24	$ 3.23
Exercisable or convertible, end of year (in dollars per share)		$ 0
Weighted average remaining life (in years) [Abstract]
Outstanding, weighted average remaining contractual life		4 months 17 days	10 months 17 days
Aggregate intrinsic value [Abstract]
Outstanding, aggregate intrinsic value		$ 2,003,687	$ 9,894,439